FAIR VALUE MEASUREMENTS - Level 2 Reconciliation (Q1) (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value Disclosures [Abstract]
Beginning balance	$ 22,080
Additions	0
Changes in fair value	315
Exercised	(5)
Ending balance	$ 22,390